Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounts Payable and Accrued Liabilities
Schedule of accounts payable and accrued liabilities

	March 31,	December 31,
	2023	2022
Accounts payable – trade	$1,603,923	$1,905,008
Accrued Expenses	5,308,483	6,172,924
Taxes payable	7,972,563	6,166,145
Contract liability	710,117	684,703
Total accounts payable and accrued liabilities	$15,595,086	$14,928,780

	December 31,	December 31,
	2022	2021
Accounts payable – trade	$1,905,008	$1,490,286
Accrued Expenses	6,172,924	7,708,883
Taxes payable	6,166,145	5,196,677
Contract liability	684,703	409,627
Total accounts payable and accrued liabilities	$14,928,780	$14,805,473